Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
(a)Contingencies
AQN and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider AQN’s exposure to such litigation to be material to these consolidated financial statements. Accruals for any contingencies related to these items are recorded in the consolidated financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.
Claim by Gaia Power Inc.
On October 30, 2018, Gaia Power Inc. (“Gaia”) commenced an action in the Ontario Superior Court of Justice against AQN and certain of its subsidiaries, initially claiming damages of not less than C$345,000 and punitive damages in the sum of C$25,000. On November 28, 2020, Gaia served the Company with an amended notice of arbitration to, among other things, lower the value of its damages claim to C$108,500 and lower the value of its punitive damages claim to C$10,000. The action arises from Gaia’s 2010 sale, to a subsidiary of AQN, of Gaia’s interest in certain proposed wind farm projects in Canada.  Pursuant to a 2010 royalty agreement, Gaia is entitled to royalty payments if the projects are developed and achieve certain agreed targets. The parties have agreed to arbitrate the dispute, with the evidentiary portion of the hearing having occurred during the week of February 22, 2021 and closing arguments scheduled for March 16 and 17, 2021. The likelihood of success in this lawsuit cannot be reasonably predicted; however, AQN intends to continue to vigorously defend it.
Condemnation expropriation proceedings
Liberty Utilities (Apple Valley Ranchos Water) Corp. is the subject of a condemnation lawsuit filed by the town of Apple Valley. A court will determine the necessity of the taking by Apple Valley and, if established, a jury will determine the fair market value of the assets being condemned. The evidentiary portion of the right-to-take condemnation trial finished on July 15, 2020 and a decision is expected from the Court in the first half of 2021. Any taking by government entities would legally require fair compensation to be paid; however, there is no assurance that the value received as a result of the condemnation will be sufficient to recover the Company's net book value of the utility assets taken.
Mountain View fire
On November 17, 2020, a wildfire now known as the Mountain View fire occurred in the territory of Liberty Utilities (CalPeco Electric) LLC. The cause of the fire is undetermined at this time, and CAL FIRE has not yet issued a report. To date, four lawsuits have been filed against subsidiaries of the Company in connection with the Mountain View fire. The likelihood of success in these lawsuits cannot be reasonably predicted; however, Liberty Utilities (CalPeco Electric) LLC intends to vigorously defend them.
(b)Commitments
In addition to the commitments related to the proposed acquisitions and development projects disclosed in notes 3 and 8, the following significant commitments exist as of December 31, 2020.
AQN has outstanding purchase commitments for power purchases, gas supply and service agreements, service agreements, capital project commitments and land easements.
22.Commitments and contingencies (continued)
(b)Commitments (continued)
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$45,083	$27,310	$26,178	$26,236	$26,472	$167,380	$318,659
Gas supply and service agreements (ii)	89,034	62,781	48,427	42,174	37,699	144,885	425,000
Service agreements	56,828	46,817	50,223	48,671	45,766	248,540	496,845
Capital projects	654,399	—	—	—	—	—	654,399
Land easements	6,747	6,783	6,874	6,958	7,036	194,995	229,393
Total	$852,091	$143,691	$131,702	$124,039	$116,973	$755,800	$2,124,296
(i)     Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2020. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)     Gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.